CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS) (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ECMOHO LIMITED
Accretion to redemption value of redeemable non-controlling interests	$ 0	$ 311,757	$ 129,896